SECURITIES - Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due in less than one year	$ 301	$ 302	$ 0
Due from one year to five years	6,997	2,766	1,200
Due after five to ten years	23,679	26,475	15,518
Due after ten years	64,860	62,651	74,225
Mortgage-backed securities	60,264	37,123	18,753
Amortized Cost	156,101	129,317	109,696
Fair Value
Due in less than one year	301	302	0
Due from one year to five years	6,881	2,790	1,241
Due after five to ten years	22,684	26,764	15,873
Due after ten years	62,506	65,196	77,773
Mortgage-backed securities	58,655	37,120	19,114
Total securities available for sale	151,027	132,172	114,001
Amortized Cost
Due in less than one year	0	0	0
Due from one year to five years	0	0	0
Due after five to ten years	1,772	1,100	0
Due after ten years	17,895	18,572	0
Mortgage-backed securities	0	0	0
Amortized Cost	19,667	19,672	0
Securities Held to Maturity
Due in less than one year	0	0	0
Due from one year to five years	0	0	0
Due after five to ten years	1,689	1,115	0
Due after ten years	16,538	18,795	0
Mortgage-backed securities	0	0	0
Securities held to maturity, at amortized cost	18,227	19,910	0
Total securities
Amortized Cost	175,768	148,989	109,696
Fair Value	$ 169,254	$ 152,082	$ 114,001